Financing receivables, net - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Impairment of investments	$ 0	$ 0	$ 93,632
Impairment charges in general and administrative expenses	(33)	(45)	(70)
Allowance for expected credit loss	0	0
Allowance for expected credit loss on financing receivables	18,213	18,556	20,317
Net receivable amount	0	0
Micro-credit personal loans
Financing Receivables, Non-accrual Status	18,213	18,556
Corporate loans
Sale-and-leaseback arrangements under corporate loans , the principal amount due in January 2019 and the lessee unable to repay				$ 2,416
Impairment of investments				$ 10,430
Financing receivables, gross			30,607
Allowance for expected credit loss on financing receivables			10,430
Net receivable amount	$ 17,975	$ 18,355	$ 20,177